Document and Entity Information	9 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SOURCE FINANCIAL, INC.
Entity Central Index Key	0000846377
Amendment Flag	false
Document Type	10-12G/A
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Mar. 31, 2014